UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02482
Van Kampen Money Market Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036

(Address of principal executive offices)	(Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 5/31
Date of reporting period: 8/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Money Market Fund
Portfolio of Investments  ■  August 31, 2009 (Unaudited)

Par			Yield on
Amount			Date of	Amortized
(000)	Description	Maturity	Purchase	Cost

	Repurchase Agreements 66.0%
	Banc of America Securities ($126,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $126,000,700)			$126,000,000
	Deutsche Bank, AG ($174,857,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $174,857,971)			174,857,000
	Goldman Sachs ($175,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $175,000,972)			175,000,000

	Total Repurchase Agreements 66.0%			475,857,000

	Commercial Paper 21.5%
$25,000	BNP Paribas, Inc.	09/18/09	0.220%	24,997,403
30,000	Caylon North America	11/05/09	0.330	29,982,125
15,000	ING America Insurance Corp.	09/09/09	0.451	14,998,500
3,000	JPMorgan Chase & Co.	09/03/09	0.180	2,999,970
20,000	San Paolo LLC	09/17/09	0.230	19,997,956
10,000	San Paolo LLC	09/14/09	0.260	9,999,061
7,000	Societe Generale NA	09/15/09	0.270	6,999,265
10,000	Svenska Handelsbank, Inc.	11/30/09	0.260	9,993,500
35,000	Toyota Motor Credit Corp.	09/17/09	0.230	34,996,422

	Total Commercial Paper 21.5%			154,964,202

	Certificates of Deposit 10.7%
30,000	Bank of America Corp.	09/18/09	0.250	30,000,000
36,000	Barclays Bank PLC	02/11/10	0.750	36,000,000
11,000	Royal Bank of Scotland Group PLC	10/13/09	0.500	11,000,000

	Total Certificates of Deposit 10.7%			77,000,000

Van Kampen Money Market Fund
Portfolio of Investments  ■  August 31, 2009 (Unaudited)  continued

Par				Yield on
Amount				Date of		Amortized
(000)	Description	Maturity		Purchase		Cost

	Floating Rate Notes 1.9%
$14,000	Societe Generale NA	11/05/09	**	0.372*	%	$14,000,000

Total Investments 100.1% (a)						721,821,202
Liabilities in Excess of Other Assets (0.1%)						(937,004)

Net Assets 100.0%						$720,884,198

Percentages are calculated as a percentage of net assets.

*	Yield in effect as of August 31, 2009

**	Date of next interest rate reset.

(a)	At August 31, 2009, cost is identical for both book and federal income tax purposes.
Security Valuation Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.
Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective June 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen Money Market Fund
Portfolio of Investments  ■  August 31, 2009 (Unaudited)  continued

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at amortized cost, which approximates market value:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investment Type	Quoted Prices	Observable Inputs	Inputs	Total

Assets
Commercial Paper	$—	$154,964,202	$—	$154,964,202
Certificates of Deposit	—	77,000,000	—	77,000,000
Floating Rate Notes	—	14,000,000	—	14,000,000
Repurchase Agreements	—	475,857,000	—	475,857,000

Total Assets	$—	$721,821,202	$—	$721,821,202

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Money Market Fund

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	October 22, 2009

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
	Date:	October 22, 2009